Note 9 - Income Taxes (Details) - Composition of Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Accrued liabilities	$ 17	$ 1
Bad debt reserve	0	28
Canadian net operating loss	51	105
Total	68	134	[1]
Non-current deferred tax assets (liabilities):
Property and equipment	2	3
Intangible assets	(440)	(544)
Total	$ (438)	$ (541)

[1]	Recast - Note 2